Leases-Lessor (Tables)	12 Months Ended
Mar. 31, 2014
Gross Amount of Machinery and Equipment and Related accumulated Depreciation Under Operating Leases

The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013	2014
Machinery and equipment	¥9,419	8,354
Less accumulated depreciation	5,840	6,661

	¥3,579	1,693

Future Minimum Lease Income Under Noncancelable Operating Leases

Future minimum lease income under noncancelable operating leases as of March 31, 2014 is as follows:

Year ending March 31	Yen (Millions)
2015	¥664
2016	154
2017	—
2018	—
2019	—
Thereafter	—

Total minimum lease income	¥818